Operating Segments (Details) - Schedule of Financial Statements by Operating Segments Performance - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Financial Statements by Operating Segments [Line Items]
Revenue	S/ 4,301,475	S/ 4,405,124	S/ 4,141,398
Gross profit (loss)	695,568	499,520	476,706
Administrative expenses	(219,370)	(214,487)	(243,204)
Other income and expenses	13,705	(290,614)	(4,477)
Operating profit (loss)	489,903	(5,581)	229,025
Financial expenses	(190,044)	(156,474)	(196,415)
Financial income	31,300	15,454	2,646
(Loss) gain on present value of financial asset or financial liability		(86,014)
Interests for present value of financial asset or liability	2,576		(63,032)
Share of profit or loss in associates and joint ventures	3,011	1,907	(861)
Profit (loss) before income tax	336,746	(230,708)	(28,637)
Income tax	(195,625)	(131,346)	(46,405)
(Loss) profit from continuing operations	141,121	(362,054)	(75,042)
Loss from discontinuing operations			(26,774)
(Loss) profit for the year	141,121	(362,054)	(101,816)
(Loss) profit from attributable to:
Owners of the Company	84,599	(451,151)	(141,770)
Non-controlling interest	56,522	89,097	39,954
Profit (loss) for the period	141,121	(362,054)	(101,816)
Engineering And Construction [Member]
Schedule of Financial Statements by Operating Segments [Line Items]
Revenue	2,653,466	2,679,198	2,753,987
Gross profit (loss)	277,550	(23,293)	139,035
Administrative expenses	(116,215)	(126,844)	(125,094)
Other income and expenses	(5,765)	79,114	40,301
Operating profit (loss)	155,570	(71,023)	54,242
Financial expenses	(78,303)	(70,040)	(118,725)
Financial income	1,126	2,010	1,278
(Loss) gain on present value of financial asset or financial liability		(6,196)
Interests for present value of financial asset or liability	(283)		(2,395)
Share of profit or loss in associates and joint ventures	(1)	13,511	(1,794)
Profit (loss) before income tax	78,109	(131,738)	(67,394)
Income tax	(80,377)	(15,755)	(14,140)
(Loss) profit from continuing operations			(81,534)
Loss from discontinuing operations
(Loss) profit for the year	(2,268)	(147,493)	(81,534)
(Loss) profit from attributable to:
Owners of the Company	(1,576)	(145,695)	(82,160)
Non-controlling interest	(692)	(1,798)	626
Profit (loss) for the period	(2,268)	(147,493)	(81,534)
Energy [Member]
Schedule of Financial Statements by Operating Segments [Line Items]
Revenue	682,682	633,792	541,859
Gross profit (loss)	102,277	118,934	110,078
Administrative expenses	(16,030)	(13,942)	(14,575)
Other income and expenses	7,778	639	(4,400)
Operating profit (loss)	94,025	105,631	91,103
Financial expenses	(20,279)	(17,704)	(13,436)
Financial income	2,553	1,692	298
(Loss) gain on present value of financial asset or financial liability		2,078
Interests for present value of financial asset or liability	(2,725)		(533)
Share of profit or loss in associates and joint ventures	2,940	3,098	2,833
Profit (loss) before income tax	76,514	94,795	80,265
Income tax	(23,722)	(30,905)	(22,469)
(Loss) profit from continuing operations			57,796
Loss from discontinuing operations
(Loss) profit for the year	52,792	63,890	57,796
(Loss) profit from attributable to:
Owners of the Company	46,238	56,800	51,294
Non-controlling interest	6,554	7,090	6,502
Profit (loss) for the period	52,792	63,890	57,796
Infrastructure Toll roads [Member]
Schedule of Financial Statements by Operating Segments [Line Items]
Revenue	596,759	614,525	515,382
Gross profit (loss)	101,444	105,400	81,964
Administrative expenses	(20,447)	(12,861)	(14,460)
Other income and expenses	752	25,291	(3,683)
Operating profit (loss)	81,749	117,830	63,821
Financial expenses	(24,360)	(26,655)	(27,568)
Financial income	7,361	2,119	2,544
(Loss) gain on present value of financial asset or financial liability		(267)
Interests for present value of financial asset or liability	(1,756)		(1,874)
Share of profit or loss in associates and joint ventures
Profit (loss) before income tax	62,994	93,027	36,923
Income tax	(19,887)	(19,587)	(10,012)
(Loss) profit from continuing operations			26,911
Loss from discontinuing operations
(Loss) profit for the year	43,107	73,440	26,911
(Loss) profit from attributable to:
Owners of the Company	29,135	59,262	15,946
Non-controlling interest	13,972	14,178	10,965
Profit (loss) for the period	43,107	73,440	26,911
Infrastructure Transportation [Member]
Schedule of Financial Statements by Operating Segments [Line Items]
Revenue	413,416	388,811	348,915
Gross profit (loss)	123,441	119,729	81,993
Administrative expenses	(11,266)	(10,806)	(14,267)
Other income and expenses	1,905	(3,042)	1,537
Operating profit (loss)	114,080	105,881	69,263
Financial expenses	(6,550)	(7,235)	(8,298)
Financial income	7,505	2,440	520
(Loss) gain on present value of financial asset or financial liability
Interests for present value of financial asset or liability	(362)
Share of profit or loss in associates and joint ventures
Profit (loss) before income tax	114,673	101,086	61,485
Income tax	(36,046)	(31,836)	(19,382)
(Loss) profit from continuing operations			42,103
Loss from discontinuing operations
(Loss) profit for the year	78,627	69,250	42,103
(Loss) profit from attributable to:
Owners of the Company	58,970	51,937	31,577
Non-controlling interest	19,657	17,313	10,526
Profit (loss) for the period	78,627	69,250	42,103
Infrastructure Water treatment [Member]
Schedule of Financial Statements by Operating Segments [Line Items]
Revenue	4,801	4,412	3,650
Gross profit (loss)	2,742	4,644	1,322
Administrative expenses	(917)	(947)	(449)
Other income and expenses	(41)		4
Operating profit (loss)	1,784	3,697	877
Financial expenses	(450)	(1,691)	(124)
Financial income	706	223	510
(Loss) gain on present value of financial asset or financial liability
Interests for present value of financial asset or liability
Share of profit or loss in associates and joint ventures
Profit (loss) before income tax	2,040	2,229	1,263
Income tax	(643)	(746)	(500)
(Loss) profit from continuing operations			763
Loss from discontinuing operations
(Loss) profit for the year	1,397	1,483	763
(Loss) profit from attributable to:
Owners of the Company	1,397	1,483	763
Non-controlling interest
Profit (loss) for the period	1,397	1,483	763
Real Estate [Member]
Schedule of Financial Statements by Operating Segments [Line Items]
Revenue	220,015	367,276	239,391
Gross profit (loss)	64,174	151,797	42,025
Administrative expenses	(18,301)	(15,932)	(14,911)
Other income and expenses	2,751	(5,014)	1,337
Operating profit (loss)	48,624	130,851	28,451
Financial expenses	(9,590)	(9,407)	(11,927)
Financial income	7,103	1,086	470
(Loss) gain on present value of financial asset or financial liability		2,616
Interests for present value of financial asset or liability	5,303		1,779
Share of profit or loss in associates and joint ventures	73	626	831
Profit (loss) before income tax	51,513	125,772	19,604
Income tax	(23,316)	(42,885)	(6,644)
(Loss) profit from continuing operations			12,960
Loss from discontinuing operations
(Loss) profit for the year	28,197	82,887	12,960
(Loss) profit from attributable to:
Owners of the Company	11,441	31,094	794
Non-controlling interest	16,756	51,793	12,166
Profit (loss) for the period	28,197	82,887	12,960
Parent Company and Other Entities [Member]
Schedule of Financial Statements by Operating Segments [Line Items]
Revenue	96,338	68,091	67,202
Gross profit (loss)	14,501	11,702	3,372
Administrative expenses	(29,545)	(35,543)	(46,193)
Other income and expenses	2,776	(332,399)	(38,705)
Operating profit (loss)	(12,268)	(356,240)	(81,526)
Financial expenses	(96,632)	(65,285)	(46,265)
Financial income	52,843	52,271	40,740
(Loss) gain on present value of financial asset or financial liability		(84,245)
Interests for present value of financial asset or liability	2,399		(72,411)
Share of profit or loss in associates and joint ventures	172,459	14,338	35,686
Profit (loss) before income tax	118,801	(439,161)	(123,776)
Income tax	(6,555)	10,397	26,808
(Loss) profit from continuing operations			(96,968)
Loss from discontinuing operations			(26,716)
(Loss) profit for the year	112,246	(428,764)	(123,684)
(Loss) profit from attributable to:
Owners of the Company	112,193	(428,905)	(123,637)
Non-controlling interest	53	141	(47)
Profit (loss) for the period	112,246	(428,764)	(123,684)
Eliminations [Member]
Schedule of Financial Statements by Operating Segments [Line Items]
Revenue	(366,002)	(350,981)	(328,988)
Gross profit (loss)	9,439	10,607	16,917
Administrative expenses	(6,649)	2,388	(13,255)
Other income and expenses	3,549	(55,203)	(868)
Operating profit (loss)	6,339	(42,208)	2,794
Financial expenses	46,120	41,543	29,928
Financial income	(47,897)	(46,387)	(43,714)
(Loss) gain on present value of financial asset or financial liability
Interests for present value of financial asset or liability			12,402
Share of profit or loss in associates and joint ventures	(172,460)	(29,666)	(38,417)
Profit (loss) before income tax	(167,898)	(76,718)	(37,007)
Income tax	(5,079)	(29)	(66)
(Loss) profit from continuing operations			(37,073)
Loss from discontinuing operations			(58)
(Loss) profit for the year	(172,977)	(76,747)	(37,131)
(Loss) profit from attributable to:
Owners of the Company	(173,199)	(77,127)	(36,347)
Non-controlling interest	222	380	(784)
Profit (loss) for the period	S/ (172,977)	S/ (76,747)	S/ (37,131)